Income Taxes - Schedule of Operating Loss Carryforwards, Years of Expiration (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 9,229
2034 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3,687
2035 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 5,542